ACQUISITIONS AND DISPOSITIONS (Details 2) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Jul. 31, 2014 Southern Access Extension Project USD ($)	Jul. 31, 2014 Southern Access Extension Project CAD	Mar. 31, 2014 Alternative And Emerging Technologies Member CAD	Nov. 30, 2013 Storage facility in Kansas USD ($)	Nov. 30, 2013 Storage facility in Kansas CAD	Nov. 30, 2014 Other Dispositions USD ($)	Nov. 30, 2014 Other Dispositions CAD
Discontinued operations
Ownership percent sold				35.00%	35.00%
Cash proceeds from sale of assets				$ 68	73	19			$ 7	7
Gain resulted from the cash proceeds and disposition of net liabilities held for sale	46	4	(79)		0	16			19	22
Proceeds from disposition (Note 7)							40	41
Gain on sale of non-core liquids assets	38	18					$ 17	18